Taxation - Summary of Tax Charge in Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Current tax
Current year	€ (2,098)	€ (2,647)	€ (2,398)
Over/(under) provided in prior years	119	(10)	(21)
Current tax expense (income)	(1,979)	(2,657)	(2,419)
Deferred tax
Origination and reversal of temporary differences	(255)	5	53
Changes in tax rates	(59)	(12)	604
Recognition of previously unrecognised losses brought forward	30	92	92
Deferred tax expense (income)	(284)	85	749
Total tax expense (income)	€ (2,263)	€ (2,572)	€ (1,670)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.